UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Money Market Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Arizona Municipal Income Fund
Investment Summary
Investments
Financial Statements
Fidelity® Arizona Municipal Money Market Fund
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Arizona Municipal Income Fund	0.43%	3.42%	4.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Arizona Municipal Income Fund on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$15,700	Fidelity® Arizona Municipal Income Fund
$15,870	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  For the year ending August 31, 2017, tax-exempt municipal bonds modestly advanced, with the Bloomberg Barclays Municipal Bond Index returning 0.88%. For much of the past 12 months, fairly strong demand and a stable credit environment for state and local governments supported the market. The period began with a downward trend that accelerated through November – the worst month for the muni market since 2008 – as investors became concerned that then-President-elect Donald Trump’s promises to lower taxes, repeal the Affordable Care Act and increase infrastructure spending would negatively impact market valuations. Adding to the pessimism, fixed-income markets were hurt by investor anticipation of further increases in policy interest rates. The muni market then stabilized for much of 2017 as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. There was little differentiation in performance across municipal sectors this period. General obligation bonds overall returned 0.79%. Securities tied to specific revenue streams or projects performed slightly better, returning 0.90%. Looking ahead, market volatility is possible as the details of proposed policy changes emerge and the U.S. Federal Reserve reacts to job growth and inflation trends.

Comments from Co-Portfolio Managers Kevin Ramundo, Cormac Cullen and Mark Sommer:  For the fiscal year, the fund gained 0.43%, lagging, net of fees, the 1.23% return of the benchmark Bloomberg Barclays Arizona 4+ Year Enhanced Municipal Bond Index. We stuck to our time-tested approach, given our commitment to position the fund to generate attractive tax-exempt income and competitive risk-adjusted total returns, including price appreciation and income, over time. Having more exposure than the index to premium-callable securities hurt our performance versus the benchmark. Because the issuers can redeem the bonds before maturity, the prices of premium-callable bonds generally were less sensitive to interest-rate moves. As such, they unperformed non-callable securities as long-term bond yields trended lower from very late 2016 through August 31. Our decision to underweight bonds with maturities less than 10 years detracted, as they outperformed longer-term bonds, in which the fund was overweighted. In contrast, our decision to overweight state-backed bonds boosted our result. We estimate that differences in the way fund holdings are priced by ICE Data Services and Fidelity Management & Research, and how benchmark holdings are priced by Bloomberg, modestly contributed to the fund’s relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Education	24.2	25.2
General Obligations	18.0	20.7
Health Care	14.5	14.3
Special Tax	10.6	7.6
Water & Sewer	9.9	9.7

Quality Diversification (% of fund's net assets)

As of August 31, 2017
AAA	2.8%
AA,A	87.3%
BBB	6.4%
Not Rated	3.1%
Short-Term Investments and Net Other Assets	0.4%

As of February 28, 2017
AAA	2.7%
AA,A	86.0%
BBB	6.6%
Not Rated	3.2%
Short-Term Investments and Net Other Assets	1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Investments August 31, 2017

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount	Value
Arizona - 98.8%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$260,063
Series 2012 A, 5% 7/1/26	1,000,000	1,160,600
Series 2015 A, 5% 7/1/35	2,215,000	2,625,019
Series 2015 B, 5% 7/1/31	1,525,000	1,837,457
Series 2015 D:
5% 7/1/34	500,000	594,520
5% 7/1/35	900,000	1,066,599
5% 7/1/41	485,000	565,748
5% 7/1/46	3,000,000	3,497,160
Series 2016 B, 5% 7/1/22	425,000	500,399
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,484,362
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,394,650
Series 2013 A, 5% 10/1/25	1,870,000	2,165,535
Series 2015, 5% 9/1/27	1,500,000	1,803,630
Series 2016, 5% 10/1/21	500,000	575,235
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,302,413
5% 7/1/32	470,000	478,230
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,447,244
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.68%, tender 1/1/37 (a)(b)	1,000,000	875,550
Series 2008 D, 5.5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	100,000	101,505
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,371,180
5% 12/1/42	2,020,000	2,286,559
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,095,110
Series 2012 A, 5% 1/1/43	3,500,000	3,834,985
Arizona State Trans. Board Series 2017 A, 5% 7/1/32 (c)	1,500,000	1,829,355
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,431,920
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28 (Pre-Refunded to 7/1/18 @ 100)	500,000	516,860
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	416,990
5% 7/1/28	500,000	590,990
5% 7/1/29	455,000	534,261
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	584,345
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	832,587
5% 7/1/27	1,300,000	1,538,329
Glendale Excise Tax Rev. Series 2017, 5% 7/1/32 (c)	1,000,000	1,176,140
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,172,290
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,067,250
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,197,730
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,215,270
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	1,620,000	1,678,612
Maricopa County Cmnty. College District Series 2016, 5% 7/1/21	2,000,000	2,293,360
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2009 A, 6% 7/1/39	1,000,000	1,080,440
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/34	3,000,000	3,537,960
5% 1/1/38	1,215,000	1,417,686
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	250,000	250,870
6% 1/1/48 (d)	250,000	252,998
Maricopa County Phoenix Union High School District #210 Series E, 5% 7/1/22	1,000,000	1,173,820
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,510,178
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	829,401
5.5% 7/1/29	480,000	584,510
5.5% 7/1/30	400,000	486,844
Series 2010 C, 4% 7/1/29	650,000	714,961
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,341,660
5% 7/1/38	3,850,000	4,497,878
Series 2016, 5% 7/1/39	2,270,000	2,646,207
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	2,000,000	2,321,140
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,152,470
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	488,352
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	956,019
5% 6/1/41	1,250,000	1,384,313
Series 2013, 5% 8/1/27	1,000,000	1,167,440
Series 2014, 5% 6/1/29	500,000	588,560
Series 2015, 5% 6/1/30	1,000,000	1,164,120
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (e)	1,100,000	1,277,122
5% 7/1/29 (e)	500,000	577,545
Series 2015 A, 5% 7/1/45	4,100,000	4,643,168
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,665,940
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,188,900
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,277,020
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (e)	380,000	427,093
5% 7/1/27 (e)	400,000	451,132
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,172,840
Series 2014, 5% 12/1/27	1,745,000	2,035,961
Pima County Gen. Oblig. Series 2016, 4% 7/1/22	2,000,000	2,261,440
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,050,000	1,202,313
5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100)	585,000	669,626
Series 2012 A:
5% 7/1/23	30,000	35,291
5% 7/1/25	1,600,000	1,878,112
5% 7/1/26	1,000,000	1,173,310
Series 2016, 5% 7/1/21	3,000,000	3,436,410
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A:
5% 1/1/31	3,000,000	3,678,690
5% 1/1/38	1,000,000	1,196,550
Series 2015 A:
5% 12/1/34	1,500,000	1,785,465
5% 12/1/45	1,035,000	1,205,651
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,819,320
5.5% 12/1/29	3,000,000	3,718,020
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	445,308
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	459,287
Series 2008 A, 5% 9/1/23	355,000	368,220
Scottsdale Muni. Property Corp. Excise Tax Rev.:
Series 2015, 5% 7/1/34	1,355,000	1,598,412
Series 2017, 5% 7/1/31	4,320,000	5,331,312
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,220,979
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,274,461
Series 2016:
5% 7/1/28	315,000	385,913
5% 7/1/29	500,000	608,085
5% 7/1/30	325,000	392,945
5% 7/1/31	375,000	449,434
Tempe Transit Excise Tax Rev. Series 2008:
4.75% 7/1/38	35,000	35,896
4.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	25,000	25,792
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	538,835
5% 7/1/28 (FSA Insured)	1,000,000	1,169,480
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	660,805
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,520,805
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,192,190
Series 2017, 5% 7/1/34	1,000,000	1,213,540
5% 7/1/27	1,000,000	1,224,240
5% 7/1/28	2,000,000	2,411,380
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,627,868
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,227,780
Univ. of Arizona Univ. Revs.:
Series 2012 A, 5% 6/1/37	2,225,000	2,533,763
Series 2014, 5% 8/1/28	1,000,000	1,205,390
Series 2015 A 5% 6/1/30	2,500,000	3,027,025
5% 6/1/38	2,000,000	2,350,680
5% 6/1/39	1,910,000	2,243,276
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,109,370
Series 2012 A, 5.25% 8/1/33	2,000,000	2,212,080
Series 2016, 5% 8/1/36	1,305,000	1,450,416
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,308,300

TOTAL ARIZONA		179,548,055

Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/29	360,000	414,436
5% 12/1/46	60,000	66,075
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (e)	300,000	310,197
6.375% 10/1/43 (e)	200,000	230,218
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	453,048

TOTAL GUAM		1,473,974

TOTAL MUNICIPAL BONDS
(Cost $172,957,132)		181,022,029
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $172,957,132)		181,022,029
NET OTHER ASSETS (LIABILITIES) - 0.4%		717,978
NET ASSETS - 100%		$181,740,007

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $503,868 or 0.3% of net assets.

 (e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	24.2%
General Obligations	18.0%
Health Care	14.5%
Special Tax	10.6%
Water & Sewer	9.9%
Electric Utilities	9.6%
Others* (Individually Less Than 5%)	13.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $172,957,132)		$181,022,029
Cash		2,247,194
Receivable for fund shares sold		183,146
Interest receivable		1,651,413
Other receivables		448
Total assets		185,104,230
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,003,620
Payable for fund shares redeemed	140,069
Distributions payable	138,209
Accrued management fee	82,325
Total liabilities		3,364,223
Net Assets		$181,740,007
Net Assets consist of:
Paid in capital		$172,856,462
Undistributed net investment income		21,334
Accumulated undistributed net realized gain (loss) on investments		797,314
Net unrealized appreciation (depreciation) on investments		8,064,897
Net Assets, for 14,879,889 shares outstanding		$181,740,007
Net Asset Value, offering price and redemption price per share ($181,740,007 ÷ 14,879,889 shares)		$12.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Interest		$5,568,207
Expenses
Management fee	$976,678
Independent trustees' fees and expenses	709
Miscellaneous	587
Total expenses before reductions	977,974
Expense reductions	(1,385)	976,589
Net investment income (loss)		4,591,618
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,044,744
Total net realized gain (loss)		1,044,744
Change in net unrealized appreciation (depreciation) on investment securities		(5,535,598)
Net gain (loss)		(4,490,854)
Net increase (decrease) in net assets resulting from operations		$100,764

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,591,618	$4,612,423
Net realized gain (loss)	1,044,744	454,128
Change in net unrealized appreciation (depreciation)	(5,535,598)	6,161,742
Net increase (decrease) in net assets resulting from operations	100,764	11,228,293
Distributions to shareholders from net investment income	(4,576,975)	(4,585,437)
Distributions to shareholders from net realized gain	(370,311)	(1,470,954)
Total distributions	(4,947,286)	(6,056,391)
Share transactions
Proceeds from sales of shares	33,452,973	53,870,172
Reinvestment of distributions	3,162,383	3,919,964
Cost of shares redeemed	(42,753,902)	(21,224,023)
Net increase (decrease) in net assets resulting from share transactions	(6,138,546)	36,566,113
Redemption fees	71	1,882
Total increase (decrease) in net assets	(10,984,997)	41,739,897
Net Assets
Beginning of period	192,725,004	150,985,107
End of period	$181,740,007	$192,725,004
Other Information
Undistributed net investment income end of period	$21,334	$69,601
Shares
Sold	2,771,855	4,372,214
Issued in reinvestment of distributions	262,497	319,923
Redeemed	(3,572,932)	(1,726,441)
Net increase (decrease)	(538,580)	2,965,696

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Income Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.12	$12.11	$11.31	$12.19
Income from Investment Operations
Net investment income (loss)A	.311	.335	.375	.399	.382
Net realized and unrealized gain (loss)	(.267)	.498	.018	.831	(.855)
Total from investment operations	.044	.833	.393	1.230	(.473)
Distributions from net investment income	(.310)	(.335)	(.375)	(.398)	(.382)
Distributions from net realized gain	(.024)	(.118)	(.008)	(.032)	(.025)
Total distributions	(.334)	(.453)	(.383)	(.430)	(.407)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$12.21	$12.50	$12.12	$12.11	$11.31
Total ReturnC	.43%	7.01%	3.28%	11.06%	(4.03)%
Ratios to Average Net AssetsD
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.58%	2.73%	3.08%	3.40%	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$181,740	$192,725	$150,985	$145,784	$156,049
Portfolio turnover rate	18%	7%	17%	8%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/17	% of fund's investments 2/28/17	% of fund's investments 8/31/16
1 - 7	90.5	76.7	89.6
8 - 30	1.4	1.9	0.6
31 - 60	0.9	3.1	4.1
91 - 180	7.2	8.9	4.5
> 180	0.0	9.4	1.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Variable Rate Demand Notes (VRDNs)	58.4%
Tender Option Bond	22.7%
Other Municipal Security	12.9%
Investment Companies	8.1%
Net Other Assets (Liabilities)*	(2.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017
Variable Rate Demand Notes (VRDNs)	47.0%
Tender Option Bond	18.9%
Other Municipal Security	25.2%
Investment Companies	7.8%
Net Other Assets (Liabilities)	1.1%

Current And Historical 7-Day Yields

	8/31/17	5/31/17	2/28/17	11/30/16	8/31/16
Fidelity® Arizona Municipal Money Market Fund	0.38%	0.37%	0.21%	0.11%	0.12%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Arizona Municipal Money Market Fund

Investments August 31, 2017

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.4%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.98% 9/7/17, VRDN (a)(b)	$300,000	$300,000
Arizona - 55.6%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.82% 9/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	17,600,000	17,600,001
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 1.1% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	345,000	345,000
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.84% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.85% 9/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.88% 9/7/17, VRDN (a)	8,900,000	8,900,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 0.99% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	375,000	375,000
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)	10,200,000	10,200,000
FNMA:
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	4,620,000	4,620,000
(Ranchwood Apts. Proj.) Series 2001 A, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	1,290,000	1,290,000
(San Angelin Apts. Proj.) Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	1,600,000	1,600,000
(San Martin Apts. Proj.) Series A2, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	4,300,000	4,300,000
(San Remo Apts. Proj.) Series 2002, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(Village Square Apts. Proj.) Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	5,005,000	5,005,000
Series A, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	3,030,000	3,030,000
		79,610,001
Arkansas - 1.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.94% 9/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,500,000	1,500,000
Indiana - 0.8%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.95% 9/7/17, VRDN (a)(b)	1,180,000	1,180,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.98% 9/7/17, VRDN (a)(b)	200,000	200,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.01% 9/7/17, VRDN (a)(b)	100,000	100,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.03% 9/7/17, VRDN (a)(b)	300,000	300,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1% 9/7/17, VRDN (a)(b)	400,000	400,000
		700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $83,590,001)		83,590,001

Tender Option Bond - 22.7%
Arizona - 22.1%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,665,000	6,665,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,500,000	1,500,000
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters YX 10 32, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,100,000	2,100,000
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,600,000	1,600,000
Participating VRDN Series ROC II R 11959X, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,500,000	1,500,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,400,000	3,400,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,400,000	3,400,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,990,000	1,990,000
Participating VRDN:
Series Floaters XF 21 92, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600,000	2,600,000
Series Floaters XM 04 47, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,100,000
Series XL 00 16, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,800,000	2,800,000
		31,655,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.99% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	500,000	500,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.96% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $32,455,000)		32,455,000

Other Municipal Security - 12.9%
Arizona - 11.6%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,000,000	2,029,440
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5.5% 9/1/17	3,100,000	3,100,000
Phoenix Civic Impt. Corp.:
Series 14B1, 0.87% 9/5/17, LOC Bank of America NA, CP (b)	1,500,000	1,500,000
Series 14B2, 0.87% 9/19/17, LOC Barclays Bank PLC, CP (b)	1,500,000	1,500,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds:
(Arizona Salt River Proj.) Series 2009 B, 4% 1/1/18	1,715,000	1,731,500
(Salt River Proj.) Series 2011 A, 4% 12/1/17	1,310,000	1,319,823
Series 2008 A:
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,400,000	2,430,669
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,000,000	3,038,284
		16,649,716
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.93% tender 10/3/17, CP mode	100,000	100,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1% tender 9/5/17, CP mode	100,000	100,000
1% tender 10/6/17, CP mode	300,000	300,000
Series 93B, 0.98% tender 9/28/17, CP mode	100,000	100,000
		500,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 9/11/17, CP mode	200,000	200,000
Series 1990 A:
1.05% tender 10/13/17, CP mode (b)	400,000	400,000
1.07% tender 9/5/17, CP mode(b)	100,000	100,000
Series A1, 1.03% tender 9/7/17, CP mode (b)	300,000	300,000
		1,000,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.03% tender 9/14/17, CP mode (b)	200,000	200,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.07% tender 9/5/17, CP mode (b)	100,000	100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $18,549,716)		18,549,716
	Shares	Value

Investment Company - 8.1%
Fidelity Municipal Cash Central Fund, 0.88%(f)(g)
(Cost $11,622,600)	11,622,600	11,622,600
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $146,217,317)		146,217,317
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(2,964,209)
NET ASSETS - 100%		$143,253,108

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $600,000 or 0.4% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$113,825
Total	$113,825

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $134,594,717)	$134,594,717
Fidelity Central Funds (cost $11,622,600)	11,622,600
Total Investment in Securities (cost $146,217,317)		$146,217,317
Cash		7,324
Receivable for fund shares sold		915
Interest receivable		274,234
Distributions receivable from Fidelity Central Funds		7,467
Other receivables		23
Total assets		146,507,280
Liabilities
Payable for fund shares redeemed	3,189,678
Distributions payable	2,714
Accrued management fee	61,770
Other affiliated payables	10
Total liabilities		3,254,172
Net Assets		$143,253,108
Net Assets consist of:
Paid in capital		$143,252,970
Accumulated undistributed net realized gain (loss) on investments		138
Net Assets, for 143,118,530 shares outstanding		$143,253,108
Net Asset Value, offering price and redemption price per share ($143,253,108 ÷ 143,118,530 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Interest		$1,322,584
Income from Fidelity Central Funds		113,825
Total income		1,436,409
Expenses
Management fee	$904,039
Independent trustees' fees and expenses	759
Total expenses before reductions	904,798
Expense reductions	(968)	903,830
Net investment income (loss)		532,579
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,168
Fidelity Central Funds	(400)
Total net realized gain (loss)		19,768
Net increase in net assets resulting from operations		$552,347

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$532,579	$40,918
Net realized gain (loss)	19,768	203,412
Net increase in net assets resulting from operations	552,347	244,330
Distributions to shareholders from net investment income	(532,572)	(40,931)
Distributions to shareholders from net realized gain	(343,231)	(12,130)
Total distributions	(875,803)	(53,061)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	15,739,222	612,721,804
Reinvestment of distributions	828,727	49,488
Cost of shares redeemed	(115,036,936)	(771,048,918)
Net increase (decrease) in net assets and shares resulting from share transactions	(98,468,987)	(158,277,626)
Total increase (decrease) in net assets	(98,792,443)	(158,086,357)
Net Assets
Beginning of period	242,045,551	400,131,908
End of period	$143,253,108	$242,045,551

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Money Market Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	–A	–A	–A	–A
Net realized and unrealized gain (loss)	.002	–A	–A	–A	–A
Total from investment operations	.005	–A	–A	–A	–A
Distributions from net investment income	(.003)	–A	–A	–A	–A
Distributions from net realized gain	(.002)	–A	–	–	–A
Total distributions	(.005)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.48%	.02%	.01%	.01%	.02%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.20%	.06%	.09%	.16%
Expenses net of all reductions	.50%	.20%	.06%	.09%	.16%
Net investment income (loss)	.29%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$143,253	$242,046	$400,132	$417,266	$408,028

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$172,932,620	$8,519,559	$(430,150)	$8,089,409
Fidelity Arizona Municipal Money Market Fund	146,217,317	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$–	$797,314	$8,089,409
Fidelity Arizona Municipal Money Market Fund	140	–	–

The tax character of distributions paid was as follows:

August 31, 2017
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$4,576,975	$31,070	$339,241	$4,947,286
Fidelity Arizona Municipal Money Market Fund	532,572	150,744	192,487	875,803

August 31, 2016
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$4,585,437	$1,470,954	$6,056,391
Fidelity Arizona Municipal Money Market Fund	40,931	12,130	53,061

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $32,464,070 and $32,227,307, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$587

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$1,385
Fidelity Arizona Municipal Money Market Fund	968

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) (the "Funds") as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 16, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$1,038.40	$2.83
Hypothetical-C		$1,000.00	$1,022.43	$2.80
Fidelity Arizona Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,002.80	$2.52
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/09/17	10/06/17	$0.055
Fidelity Arizona Municipal Money Market Fund	10/09/17	10/06/17	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Arizona Municipal Income Fund	$1,056,703
Fidelity Arizona Municipal Money Market Fund	$13,240

During fiscal year ended 2017, 100% of each fund's income dividends were free from federal income tax, and 1.85% and 30.32% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AZI-SPZ-ANN-1017
1.536826.120

Fidelity® Municipal Money Market Fund Annual Report August 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/17	% of fund's investments 2/28/17	% of fund's investments 8/31/16
1 - 7	79.4	72.0	67.7
8 - 30	2.7	5.5	4.4
31 - 60	5.4	5.9	5.4
61 - 90	2.5	2.4	2.2
91 - 180	4.3	9.1	6.8
> 180	5.7	5.1	13.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Variable Rate Demand Notes (VRDNs)	51.4%
Tender Option Bond	23.5%
Other Municipal Security	22.8%
Investment Companies	0.2%
Net Other Assets (Liabilities)	2.1%

As of February 28, 2017
Variable Rate Demand Notes (VRDNs)	44.1%
Tender Option Bond	20.4%
Other Municipal Security	33.5%
Investment Companies	2.7%
Net Other Assets (Liabilities)*	(0.7)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	8/31/17	5/31/17	2/28/17	11/30/16	8/31/16
Fidelity® Municipal Money Market Fund	0.49%	0.48%	0.30%	0.25%	0.23%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Investments August 31, 2017

Showing Percentage of Net Assets

Variable Rate Demand Note - 51.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.98% 9/7/17, VRDN (a)(b)	$46,915	$46,915
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.83% 9/7/17, LOC Bayerische Landesbank, VRDN (a)	8,155	8,155
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1% 9/7/17, VRDN (a)	35,150	35,150
Tuscaloosa County Indl. Dev. Gulf Opportunity Series 2012 A, 0.82% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)	3,500	3,500
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.93% 9/1/17, VRDN (a)(b)	19,000	19,000
West Jefferson Indl. Dev. Series 2008, 1% 9/7/17, VRDN (a)	18,000	18,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.93% 9/1/17, VRDN (a)(b)	29,190	29,190
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.93% 9/1/17, VRDN (a)(b)	4,100	4,100
		164,010
Arizona - 1.2%
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.84% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,500	24,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.85% 9/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.88% 9/7/17, VRDN (a)	8,550	8,550
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	2,100	2,100
(San Angelin Apts. Proj.) Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	16,400	16,400
(San Fernando Apts. Proj.) Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.) Series A1, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(San Miguel Apts. Proj.) Series 2003, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	16,200	16,200
(San Remo Apts. Proj.) Series 2002, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,200	7,200
(Sands Apts. Proj.) Series 2001 A, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	2,390	2,390
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	2,395	2,395
		130,635
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.98% 9/7/17, VRDN (a)(b)	8,400	8,400
Series 2002, 1.01% 9/7/17, VRDN (a)(b)	7,200	7,200
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.94% 9/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	26,700	26,700
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.94% 9/7/17, LOC Fannie Mae, VRDN (a)	6,340	6,340
		48,640
California - 0.3%
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.86% 9/7/17, LOC Citibank NA, VRDN (a)(b)	3,690	3,690
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.88% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	30,000	30,000
		33,690
Colorado - 0.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.89% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	490	490
FNMA:
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Lakewood Hsg. Auth. Multi-family Rev. (Ridgemoor Apts. Proj.) Series 2003 A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
		27,815
Connecticut - 1.2%
Connecticut Gen. Oblig. Series 2016 C, 0.9% 9/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	82,700	82,700
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.84% 9/7/17 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)	6,800	6,800
Series 2011 C2, 0.84% 9/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	3,660	3,660
Series 2008 E, 0.89% 9/7/17 (Liquidity Facility Bank of America NA), VRDN (a)(b)	40,075	40,075
Series D 3, 0.85% 9/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	1,815	1,815
		135,050
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.04% 9/1/17, VRDN (a)(b)	6,600	6,600
Series 1988, 1.04% 9/1/17, VRDN (a)(b)	16,600	16,600
Series 1993 C, 0.97% 9/7/17, VRDN (a)	5,400	5,400
Series 1994, 1.04% 9/1/17, VRDN (a)(b)	8,800	8,800
Series 1999 A, 0.81% 9/7/17, VRDN (a)	15,730	15,730
Series 1999 B, 0.89% 9/7/17, VRDN (a)(b)	5,600	5,600
		58,730
District Of Columbia - 0.6%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	5,170	5,170
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.86% 9/7/17, LOC Bank of America NA, VRDN (a)	1,000	1,000
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.92% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,265	5,265
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A:
0.84% 9/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	38,700	38,700
0.84% 9/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	11,960	11,960
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.83% 9/7/17, LOC Freddie Mac, VRDN (a)	3,285	3,285
		65,380
Florida - 3.6%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.86% 9/7/17, LOC Citibank NA, VRDN (a)(b)	9,585	9,585
Broward County Arpt. Facilities Rev. Series 2007 A, 0.87% 9/7/17, LOC Citibank NA, VRDN (a)(b)	11,500	11,500
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) Series 2004, 0.96% 9/7/17, LOC Citibank NA, VRDN (a)(b)	5,800	5,800
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.91% 9/1/17, VRDN (a)(b)	17,000	17,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.84% 9/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	27,415	27,415
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(George Washington Carver Apts. Proj.) Series 2005, 0.88% 9/7/17, LOC PNC Bank NA, VRDN (a)(b)	2,325	2,325
(Summer Lakes Phase II Apts. Proj.) 0.86% 9/7/17, LOC Citibank NA, VRDN (a)(b)	16,565	16,565
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 0.88% 9/7/17, LOC Citibank NA, VRDN (a)(b)	10,665	10,665
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.88% 9/7/17, LOC Citibank NA, VRDN (a)(b)	4,800	4,800
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.88% 9/7/17, LOC Citibank NA, VRDN (a)(b)	11,795	11,795
(Savannah Springs Apts. Proj.) Series G, 0.86% 9/7/17, LOC Citibank NA, VRDN (a)(b)	12,845	12,845
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.86% 9/7/17, LOC Citibank NA, VRDN (a)(b)	11,675	11,675
(Meridian Pointe Apts. Proj.) Series 2005, 0.86% 9/7/17, LOC Citibank NA, VRDN (a)(b)	10,400	10,400
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.83% 9/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	75,375	75,375
Miami-Dade County Series 2014 B, 0.89% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	19,150	19,150
Orange County Hsg. Fin. Auth. Multi-family Rev. (Alta Westgate Apts. Proj.) Series C, 0.86% 9/7/17, LOC Citibank NA, VRDN (a)(b)	11,670	11,670
Palm Beach County Rev. (Benjamin Private School Proj.) 0.86% 9/7/17, LOC Northern Trust Co., VRDN (a)	8,430	8,430
FNMA:
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	8,505	8,505
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	6,500	6,500
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
(Hunters Run Apts. Proj.) Series G, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	6,725	6,725
(Mill Creek Apts. Proj.) Series 2004 K, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	3,200	3,200
Series 2006 H, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	6,195	6,195
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	8,155	8,155
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Hunters Run Apts. Proj.) Series 2002 A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,440	7,440
(Royal Palm Key Apts. Proj.) Series 2002, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	8,780	8,780
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	8,140	8,140
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,470	7,470
Orange County Hsg. Fin. Auth. Multi-family Rev. (Glenn Millenia Proj.) Series 2001 C, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	3,500	3,500
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	19,000	19,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	4,885	4,885
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,900	7,900
		395,310
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.95% 9/1/17, VRDN (a)	5,700	5,700
First Series 2009, 0.94% 9/1/17, VRDN (a)	10,400	10,400
Series 2012, 0.96% 9/1/17, VRDN (a)(b)	45,000	45,000
Effingham County Indl. Dev. Auth. Poll Cont. 0.98% 9/1/17, VRDN (a)	7,500	7,500
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.96% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.95% 9/1/17, VRDN (a)(b)	17,800	17,800
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.86% 9/7/17, VRDN (a)(b)	58,100	58,100
FHLMC:
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.9% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	20,050	20,050
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.9% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	6,960	6,960
FNMA:
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	8,900	8,900
		194,100
Illinois - 2.1%
Chicago Midway Arpt. Rev.:
Series 2004 C2, 0.83% 9/7/17, LOC Bank of Montreal, VRDN (a)(b)	7,825	7,825
Series 2014 C, 0.85% 9/7/17, LOC Barclays Bank PLC, VRDN (a)(b)	42,310	42,310
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.84% 9/7/17, LOC Barclays Bank PLC, VRDN (a)	83,500	83,500
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.84% 9/7/17, LOC Bayerische Landesbank, VRDN (a)(b)	43,770	43,770
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 1% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	2,000	2,000
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.85% 9/7/17, LOC BMO Harris Bank NA, VRDN (a)(b)	880	880
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.83% 9/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,625	6,625
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 0.85% 9/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,540	8,540
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.9% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 0.9% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	7,655	7,655
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.9% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
FNMA:
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	1,740	1,740
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Prairie Station Apts. Proj.) 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	17,900	17,900
		233,065
Indiana - 0.5%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.91% 9/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,600	5,600
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.95% 9/7/17, VRDN (a)(b)	18,400	18,400
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.82% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,000	14,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 9/7/17, VRDN (a)	7,100	7,100
Series I, 0.94% 9/7/17, VRDN (a)	3,200	3,200
FHLMC Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.85% 9/7/17, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	5,960	5,960
		54,260
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 0.88% 9/7/17, VRDN (a)(b)	21,200	21,200
(MidAmerican Energy Proj.) Series 2008 A, 0.88% 9/7/17, VRDN (a)(b)	26,600	26,600
		47,800
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.9% 9/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,040	1,040
		26,140
Kentucky - 3.5%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.89% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	42,900	42,900
Series 2006 B, 0.89% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	29,200	29,200
Series 2008 A, 0.87% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	66,047	66,047
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.87% 9/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,870	7,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.87% 9/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	70,000	70,000
Series 1993 B, 0.87% 9/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	40,000	40,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.93% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,000	5,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.81% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	11,100	11,100
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.82% 9/7/17, VRDN (a)(b)(c)	98,200	98,200
FHLMC Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.89% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
FNMA Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	8,800	8,800
		391,682
Louisiana - 1.3%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.82% 9/7/17, VRDN (a)(b)	6,800	6,800
Series 2003, 0.82% 9/7/17, VRDN (a)(b)	18,650	18,650
(C-Port LLC Proj.) Series 2008, 0.85% 9/7/17, LOC Bank of America NA, VRDN (a)	5,635	5,635
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.92% 9/7/17, VRDN (a)	52,035	52,035
Series 2010 B1, 0.91% 9/7/17, VRDN (a)	57,160	57,160
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)	4,095	4,095
		144,375
Maryland - 0.3%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.83% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	35,800	35,800
Michigan - 0.0%
Michigan Fin. Auth. Rev. Series 22 A, 0.81% 9/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	3,210	3,210
Minnesota - 0.1%
FNMA:
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.85% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	9,800	9,800
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.85% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	3,300	3,300
		13,100
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.86% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Missouri - 0.3%
FNMA:
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.95% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	25,200	25,200
		36,100
Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2013 F, 0.82% 9/7/17 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	13,245	13,245
Series 2014 B, 0.82% 9/7/17 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,790	7,790
Series 2016 B, 0.82% 9/7/17 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	9,370	9,370
		30,405
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2008 A2, 0.8% 9/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	6,710	6,710
Series 2008 B2, 0.85% 9/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	46,235	46,235
Series 2008 C1, 0.85% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	30,120	30,120
Series 2008 C3, 0.85% 9/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	10,900	10,900
Series 2011 B1, 0.85% 9/7/17, LOC Citibank NA, VRDN (a)(b)	48,400	48,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 0.85% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	37,800	37,800
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.84% 9/7/17, VRDN (a)(b)	24,900	24,900
Series 2016 D, 0.88% 9/7/17, VRDN (a)(b)	9,400	9,400
Series 2016 E, 0.85% 9/7/17, VRDN (a)(b)	13,700	13,700
		228,165
New Jersey - 0.0%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.82% 9/7/17, LOC Citibank NA, VRDN (a)(b)	1,000	1,000
New York - 17.0%
New York City Gen. Oblig. Series 2004 A3, 0.83% 9/7/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	14,890	14,890
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.82% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430	5,430
(Cook Street Apts. Proj.) Series A, 0.82% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,280	4,280
(East 165th Street Proj.) Series A, 0.87% 9/7/17, LOC Citibank NA, VRDN (a)(b)	7,665	7,665
(Intervale Gardens Apts.) Series A, 0.87% 9/7/17, LOC Citibank NA, VRDN (a)(b)	3,115	3,115
(Manhattan Court Dev. Proj.) Series A, 0.87% 9/7/17, LOC Citibank NA, VRDN (a)(b)	17,500	17,500
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.89% 9/7/17, LOC Citibank NA, VRDN (a)(b)	5,265	5,265
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 0.83% 9/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,900	10,900
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Rivereast Apts. Proj.) Series A, 0.87% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	20,000	20,000
New York Hsg. Fin. Agcy. Rev.:
(Clinton Green North Hsg. Proj.) Series 2005 A, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	100,000	100,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	75,000	75,000
Series 2006 A, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	34,700	34,700
(Grace Towers Hsg. Proj.) Series 2004 A, 0.83% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	11,530	11,530
(Parkledge Apts. Hsg. Proj.) Series A, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	4,965	4,965
(Sea Park West Hsg. Proj.) Series 2004 A, 0.95% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	14,100	14,100
(South Cove Plaza Proj.) Series A, 0.9% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	4,000	4,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
Series 2001 A, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	10,000	10,000
Series 2002 A, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	83,800	83,800
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	28,800	28,800
(Courtland Avenue Apts. Proj.) Series A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,905	7,905
(Louis Nine Boulevard Apts. Proj.) Series A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,300	7,300
(Peter Cintron Apts. Proj.) Series C, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	4,400	4,400
(West 48th Street Dev. Proj.) Series 2001 A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	16,600	16,600
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	37,900	37,900
(255 West 9th Street Proj.) Series 2001 A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	51,600	51,600
(Brittany Dev. Proj.) Series A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	100	100
(Morris Avenue Apts. Proj.) Series A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	42,000	42,000
(Sierra Dev. Proj.) Series A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	50,000	50,000
(Westport Dev. Proj.) Series 2004 A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	59,700	59,700
Series 2002 A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	50,000	50,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) Series 1998 A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	43,000	43,000
(125 West 31st Street Proj.) Series 2005 A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	139,600	139,600
(1500 Lexington Avenue Proj.) Series A, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	11,000	11,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	70,900	70,900
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	65,205	65,205
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(360 West 43rd Street Hsg. Proj.) Series A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	66,500	66,500
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	72,935	72,935
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	39,500	39,500
Series 1999 A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	28,500	28,500
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	19,000	19,000
(Chelsea Apts. Proj.) Series 2003 A, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	61,600	61,600
(Helena Hsg. Proj.) Series 2003 A, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	42,000	42,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.95% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,435	7,435
(Tribeca Park Proj.) Series 1997 A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	74,100	74,100
(Union Square South Proj.) Series 1996 A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	39,050	39,050
(West 20th Street Proj.) Series 2001 A, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(West 23rd Street Hsg. Proj.) Series 2001 A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	26,000	26,000
(Worth Street Hsg. Proj.) Series A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
Series 1997 A, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	33,200	33,200
Series 2004 A, 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	46,950	46,950
Series 2008 A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	25,655	25,655
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (La Casa del Sol Proj.) Series 2005 A, 0.89% 9/7/17, LOC Citibank NA, VRDN (a)(b)	4,350	4,350
		1,874,425
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.01% 9/7/17, VRDN (a)(b)	3,800	3,800
Ohio - 0.4%
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.83% 9/7/17, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	30,675	30,675
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 H, 0.87% 9/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,235	5,235
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.84% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	2,900	2,900
		38,810
Oklahoma - 0.1%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.87% 9/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,120	10,120
Oregon - 0.2%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	3,215	3,215
(New Columbia - Trouton Proj.) Series 2005, 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	5,245	5,245
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.84% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
		17,960
Pennsylvania - 0.2%
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.84% 9/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,340	11,340
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.88% 9/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.87% 9/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	860	860
		19,105
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.84% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
South Dakota - 0.1%
FNMA South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	5,185	5,185
Tennessee - 0.7%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.85% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.87% 9/7/17, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.91% 9/7/17, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.85% 9/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,500	4,500
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.85% 9/7/17, LOC Bank of America NA, VRDN (a)	9,760	9,760
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		80,560
Texas - 5.3%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.84% 9/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,775	44,775
Series 2005 2, 0.84% 9/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,750	44,750
Series 2005 3, 0.84% 9/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,225	44,225
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.84% 9/7/17, LOC Citibank NA, VRDN (a)(b)	13,600	13,600
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.84% 9/7/17, LOC Citibank NA, VRDN (a)(b)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.9% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.9% 9/7/17, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.88% 9/7/17, LOC Citibank NA, VRDN (a)(b)	12,870	12,870
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.94% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,390	7,390
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 0.92% 9/7/17, LOC Citibank NA, VRDN (a)(b)	8,300	8,300
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.98% 9/7/17, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.89% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	11,950	11,950
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	5,300	5,300
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.82% 9/7/17, VRDN (a)(b)	25,000	25,000
Series 2001, 0.82% 9/7/17, VRDN (a)(b)	25,000	25,000
Series 2002, 0.82% 9/7/17, VRDN (a)(b)	22,500	22,500
Series 2010 A, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	1,000	1,000
Series 2012, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	35,300	35,300
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	11,600	11,600
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	34,200	34,200
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.95% 9/7/17 (Total SA Guaranteed), VRDN (a)(b)	4,700	4,700
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 0.81% 9/7/17, LOC BNP Paribas SA, VRDN (a)(b)	50,000	50,000
FHLMC:
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.9% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	7,470	7,470
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003 A, 0.89% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	1,350	1,350
FNMA:
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	5,180	5,180
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	6,780	6,780
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	12,515	12,515
(Louetta Village Apts. Proj.) Series 2005, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	5,980	5,980
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,110	7,110
(Primrose at Bammel Apts. Proj.) Series 2005, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,580	7,580
(Wellington Park Apts. Proj.) Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	11,050	11,050
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Little Nell Apts. Proj.) Series 2003, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	11,300	11,300
(Mayfair Park Apts. Proj.) Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	3,000	3,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Chisholm Trail Proj.) Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	4,800	4,800
(Pinnacle Apts. Proj.) Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	12,965	12,965
(Residences at Sunset Pointe Proj.) Series 2006, 0.94% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	5,680	5,680
(Windshire Apts. Proj.) Series 2007, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	13,000	13,000
Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	10,500	10,500
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	8,785	8,785
		583,305
Utah - 0.1%
FNMA Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
Virginia - 0.4%
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.84% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 0.88% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,250	5,250
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)	3,530	3,530
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.84% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,160	2,160
Series 2001, 0.84% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,450	1,450
Series 2006, 0.84% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,050	3,050
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	21,720	21,720
		47,160
Washington - 3.4%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	14,000	14,000
Port of Seattle Rev. Series 2008, 0.81% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	100,215	100,215
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.84% 9/7/17, LOC Bank of America NA, VRDN (a)	25,000	25,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.84% 9/7/17, LOC Bank of America NA, VRDN (a)	7,055	7,055
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Le May Enterprise Proj.) Series 2005 B, 0.89% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	13,600	13,600
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Ballard Landmark Inn Proj.) Series 2015 A, 0.92% 9/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	27,590	27,590
(Fairwinds Redmond Proj.) Series A, 0.87% 9/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.8% 9/7/17, LOC Freddie Mac, VRDN (a)	8,930	8,930
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	17,970	17,970
(Gardens Univ. Village Apt. Proj.) Series A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	12,250	12,250
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	3,500	3,500
		377,015
West Virginia - 0.5%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.9% 9/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	1,400	1,400
Series 1990 B, 0.9% 9/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	1,400	1,400
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.03% 9/7/17, VRDN (a)(b)	22,775	22,775
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1% 9/7/17, VRDN (a)(b)	26,900	26,900
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 0.87% 9/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	325	325
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.88% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	6,580	6,580
		59,380
Wisconsin - 0.0%
Kohler Solid Waste Disp. (Kohler Co. Proj.) Series 1997, 1% 9/1/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,300	3,300
Wyoming - 0.3%
Converse County Envir. Impt. Rev. Series 1995, 0.93% 9/7/17, VRDN (a)(b)	1,200	1,200
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.87% 9/7/17, VRDN (a)	2,095	2,095
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.91% 9/7/17, VRDN (a)(b)	20,350	20,350
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.86% 9/7/17, VRDN (a)	3,800	3,800
		27,445
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $5,679,517)		5,679,517

Tender Option Bond - 23.5%
Alabama - 0.0%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,975	2,975
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.82% 9/7/17 (Liquidity Facility Bank of America NA) (a)(d)	16,665	16,665
Arizona - 0.5%
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters YX 10 32, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,130	9,130
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	5,400	5,400
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,700	7,700
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	9,365	9,365
Participating VRDN:
Series Floaters XF 21 92, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,245	5,245
Series Floaters XM 04 47, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,200	5,200
Series Putters XM0009, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series ROC II R 14060, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
		50,040
California - 0.3%
Dignity Health Participating VRDN Series 17 04, 0.87% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,815	10,815
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,500	1,500
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	16,775	16,775
		29,090
Colorado - 1.1%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,885	3,885
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 0.99% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,300	4,300
Series ZF 04 17, 0.94% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	21,625	21,625
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 0.82% 9/7/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	24,800	24,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,100	2,100
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	4,220	4,220
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	10,745	10,745
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC E 55, SIFMA Municipal Swap Index + 0.030% 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	35,300	35,300
		124,805
Connecticut - 0.0%
Connecticut Gen. Oblig. Participating VRDN Series Floaters XM 05 22, 0.85% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
District Of Columbia - 0.5%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	6,300	6,300
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters YX 10 39, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,655	6,655
Series MS 4301, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	12,400	12,400
Series Floaters XM 04 12, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Series Floaters XM 04 37, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,400	8,400
Series XF 23 41, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,800	4,800
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 35, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,500	2,500
		51,055
Florida - 1.5%
Brooks Health Sys. Participating VRDN Series XG 0064, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	14,905	14,905
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.200% 0.96%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	59,730	59,730
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,700	2,700
Florida Gen. Oblig. Bonds Series Solar 042, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	8,300	8,300
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 16 ZF0339, 0.85% 9/7/17 (Liquidity Facility Bank of America NA) (a)(d)	2,160	2,160
Miami Beach Resort Tax Rev. Participating VRDN:
Series 15 XF0260, 0.83% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	16,160	16,160
Series RBC 15 ZM0119, 0.84% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,500	7,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	9,255	9,255
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	8,040	8,040
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 0.94% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,175	2,175
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,590	6,590
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,400	6,400
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.200% 0.96%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	15,335	15,335
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2213, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,800	6,800
Series 16 XF2214, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
		170,850
Georgia - 0.3%
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,800	4,800
Fulton County Gen. Oblig. Bonds Series 2017 07, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	8,025	8,025
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 0.94%, tender 11/16/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	6,330	6,330
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series 2016 XM 0416, 0.82% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800	4,800
Series Floaters XM 04 35, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,000	4,000
Series Floaters ZM 01 52, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,735	3,735
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, SIFMA Municipal Swap Index + 0.300% 0.99%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	5,800	5,800
		37,490
Hawaii - 0.3%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	4,860	4,860
Participating VRDN:
Series 16 XF0439, 0.83% 9/7/17 (Liquidity Facility Bank of America NA) (a)(d)	6,000	6,000
Series Floaters XF 05 18, 0.83% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,835	3,835
Series Floaters XM 04 29, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,665	6,665
Honolulu City & County Gen. Oblig. Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	6,000	6,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,005	4,005
		31,365
Illinois - 1.4%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	12,600	12,600
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.99% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,900	1,900
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0050, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 15 XM0114, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,240	6,240
Series Floaters XG 01 22, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,000	9,000
Series Floaters XM 04 19, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,110	2,110
Series MS 3332, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,700	5,700
Series Putters 0022, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,205	11,205
Series XL 00 21, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,950	3,950
Illinois Gen. Oblig. Participating VRDN Series Floaters E97, 0.85% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	35,200	35,200
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,055	4,055
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.87% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Series 15 XM 0078, 0.84% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	10,285	10,285
Series 15 ZM0118, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,335	3,335
Series Floaters XL 00 41, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,940	8,940
Series MS 16 XF 2212, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,767	2,767
Series XM 04 75, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,375	9,375
Series ZF 24 03, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,665	6,665
The County of Cook Participating VRDN Series XF 23 13, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,500	4,500
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.85% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,000	6,000
		148,827
Indiana - 1.0%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	13,000	13,000
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 0.82% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	17,180	17,180
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.550% 0.97%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	75,280	75,280
		105,460
Kansas - 0.1%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,420	5,420
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	7,625	7,625
		13,045
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,295	5,295
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.84% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	114,600	114,600
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,400	10,400
		125,000
Maryland - 0.2%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	7,800	7,800
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.87% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	13,400	13,400
		21,200
Massachusetts - 1.2%
JPMorgan Chase Participating VRDN Series Putters 16 5005, 0.9% 9/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	27,490	27,490
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.200% 0.99%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	17,410	17,410
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	71,570	71,570
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 0.99%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	15,913	15,913
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Floaters XM 05 21, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
		134,383
Michigan - 0.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	28,700	28,700
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 03 92, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,300	4,300
Series Floaters XM 04 65, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,535	5,535
Michigan Fin. Auth. Rev. Participating VRDN:
Series 16 ZM0166, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,240	2,240
Series XM 04 72, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	1,750	1,750
Michigan State Univ. Revs. Bonds Series WF 11 33 C, SIFMA Municipal Swap Index + 0.300% 0.99%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	3,000	3,000
		45,525
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, SIFMA Municipal Swap Index + 0.050% 0.84% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	10,500	10,500
Series ROC II R 14027, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,680	3,680
		14,180
Missouri - 0.2%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	23,940	23,940
Nebraska - 0.3%
Douglas County School District #1 Bonds Series 2016 27, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 9/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	15,200	15,200
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	10,300	10,300
Series Floaters XX 10 04, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,710	5,710
		31,210
Nevada - 0.5%
Clark County Participating VRDN Series XM 02 80, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	32,115	32,115
Clark County Fuel Tax Bonds Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 9/21/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	5,540	5,540
Clark County Wtr. Reclamation District Participating VRDN Series 16 ZF0446, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,005	7,005
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series 16 ZF0382, 0.83% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,685	4,685
Series Floaters XM 04 66, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,225	3,225
		52,570
New Hampshire - 0.0%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,412	4,412
New Jersey - 0.6%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters E102, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	58,400	58,400
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.96% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	5,100	5,100
		63,500
New York - 0.6%
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series XM 02 86, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750	3,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series 16 ZF0449, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,025	7,025
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11994, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series ROC II R 14082, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,200	6,200
0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,850	3,850
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 14005, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
ROC II R 11944, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,150	5,150
Series ROC II R 11943, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,580	5,580
New York Liberty Dev. Corp. Participating VRDN Series 16 XF0406, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,910	5,910
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
		60,795
North Carolina - 2.1%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.81% 9/7/17 (Liquidity Facility Bank of America NA) (a)(d)	4,890	4,890
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000	5,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,520	2,520
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
Series EGL 14 0050, 0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	63,665	63,665
Series EGL 14 0051:
0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	14,220	14,220
0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	16,300	16,300
Series EGL 14 0052, 0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	64,735	64,735
Series MS 15 XF2165, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,385	8,385
Series MS 15 ZM0105, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,280	2,280
Series ROC II R 11850, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	12,600	12,600
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,335	3,335
North Carolina Cap. Impt. Ltd.:
Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.300% 0.99%, tender 10/5/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	2,765	2,765
Participating VRDN Series ROC II R 14028, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,520	3,520
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series 15 XF0147, 0.83% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	9,365	9,365
Series Floaters XM 04 44, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,625	3,625
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	4,695	4,695
		230,700
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series RBC E58, 0.002% x SIFMA Municipal Swap Index 0.97%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	17,695	17,695
Ohio - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,800	2,800
Lucas County Gen. Oblig. Bonds Series 2016 26, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 9/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	5,250	5,250
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(g)	5,710	5,710
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 2016 ZF0355, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800	4,800
Series XM 05 20, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,750	6,750
		25,310
Oklahoma - 0.1%
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	7,500	7,500
Oregon - 0.3%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	6,490	6,490
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,045	1,045
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	10,765	10,765
Participating VRDN Series ROC II R 11949, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,615	3,615
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	6,390	6,390
		28,305
Pennsylvania - 2.3%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 16 XF0425, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,560	4,560
Series Putters 0047, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters ZM 05 17, SIFMA Municipal Swap Index + 0.030% 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	4,100	4,100
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,590	3,590
Series Floaters XF 24 54, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,630	5,630
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.750% 0.97%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	72,700	72,700
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 0.97%, tender 1/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	6,995	6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	2,600	2,600
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters E 101, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	46,200	46,200
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 0.97%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	107,810	107,810
		255,185
South Carolina - 0.5%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 11/16/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,045	3,045
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	7,990	7,990
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,600	3,600
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,995	2,995
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	33,065	33,065
Series Floaters XG 01 49, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,535	5,535
		56,230
Tennessee - 0.2%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Bonds Series Solar 17 11, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	16,780	16,780
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XG 01 45, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,585	4,585
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.89% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
		26,365
Texas - 1.5%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	5,535	5,535
Conroe Independent School District Bonds Series 2016 15, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	10,295	10,295
Cypress-Fairbanks Independent School District:
Bonds Series 2016 7, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	6,340	6,340
Participating VRDN Series 2017 XM 0496, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,335	3,335
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,310	6,310
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	4,600	4,600
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,800	2,800
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,165	4,165
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.82% 9/7/17 (Liquidity Facility Bank of America NA) (a)(d)	14,400	14,400
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,145	5,145
Leander Independent School District Participating VRDN Series Floaters XF 24 22, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,250	2,250
Lower Colorado River Auth. Rev. Participating VRDN Series Floaters E 98, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,600	4,600
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	10,190	10,190
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series XF 0293, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,705	7,705
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 0.82% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 ZF 0282, 0.83% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,760	3,760
Series XY1001, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,620	4,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,300	1,300
Series Floaters ZM 04 07, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,750	6,750
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 0.83% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,580	1,580
Texas Gen. Oblig.:
Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.370% 1.06%, tender 9/27/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)(e)(f)	15,070	15,070
Participating VRDN:
Series 15 XF0075, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,915	11,915
Series 16 ZF0248, 0.83% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,640	2,640
Series Floaters XM 05 18, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series MS 3390, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,000	4,000
		169,020
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.84% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	14,900	14,900
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series 2017, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,100	1,100
		16,000
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,875	3,875
Virginia - 0.9%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3309, 0.82% 9/7/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,300	2,300
Fairfax County Indl. Dev. Auth. Rev. Participating VRDN Series XG 00 21, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,660	6,660
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,920	2,920
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	31,935	31,935
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,435	3,435
Participating VRDN Series EGL 14 0048, 0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	41,105	41,105
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XL 00 11, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,335	3,335
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	6,770	6,770
Virginia Gen. Oblig. Bonds Series 2016 11, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	4,700	4,700
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,015	1,015
		104,175
Washington - 1.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,885	2,885
Series Floaters XF 05 33, 0.82% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	9,495	9,495
King County Gen. Oblig. Participating VRDN Series Floaters XM 04 41, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,500	2,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	39,785	39,785
Series Putters 15 XM0012, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,950	6,950
Series ROC II R 11962, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,200	2,200
Pierce County School District #10 Tacoma Participating VRDN:
Series 15 XF2166, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,700	2,700
Series Floaters XM 05 24, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,538	2,538
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	7,500	7,500
Port of Seattle Rev. Participating VRDN Series Floaters XF 05 22, 0.88% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	3,600	3,600
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,880	3,880
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	6,730	6,730
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 10/26/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	7,640	7,640
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	33,900	33,900
Participating VRDN:
Series 16 XM 02 55, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,005	5,005
Series 16 XM0216, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,835	13,835
Series 16 XM0218, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,635	11,635
Series 16 XM0219, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,790	11,790
Series MS 33 864X, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,300	3,300
Series ROC 14090, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	9,400	9,400
Series ROC II R 11889, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,250	2,250
Series ROC II R 14074, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
Series XF 0294, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0148, 0.82% 9/7/17 (Liquidity Facility Bank of America NA) (a)(d)	7,485	7,485
Series 2015 XF0150, 0.83% 9/7/17 (Liquidity Facility Bank of America NA) (a)(d)	4,355	4,355
		213,358
Wisconsin - 0.7%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,400	2,400
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 36, 0.94%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,100	3,100
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	28,300	28,300
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	12,745	12,745
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 24 18, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
Series Floaters XG 00 72, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	4,200	4,200
Series XM 04 79, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Floaters 3184, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	11,860	11,860
		77,105
TOTAL TENDER OPTION BOND
(Cost $2,599,500)		2,599,500

Other Municipal Security - 22.8%
Alabama - 0.3%
Huntsville Health Care Auth. Rev. Series 2017:
0.86% 11/2/17, CP	19,500	19,500
0.93% 12/11/17, CP	19,000	19,000
		38,500
Arizona - 1.2%
Phoenix Civic Impt. Corp.:
Series 14B1, 0.87% 9/5/17, LOC Bank of America NA, CP (b)	86,000	86,000
Series 14B2, 0.87% 9/19/17, LOC Barclays Bank PLC, CP (b)	38,500	38,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds (Arizona Salt River Proj.) Series 2009 B, 4% 1/1/18	3,775	3,811
		128,311
California - 1.3%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	78,330	78,330
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	27,500	27,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2017, 0.99% 1/23/18 (Liquidity Facility Royal Bank of Canada), CP	32,400	32,400
		138,230
Colorado - 0.0%
Colorado Springs Utils. Rev. Series A, 0.86% 9/28/17, LOC Bank of America NA, CP	4,200	4,200
Connecticut - 0.7%
Connecticut Gen. Oblig. Bonds:
Series 2011 D, 5% 11/1/17	4,685	4,716
Series 2013 A, 0.86% 1/1/18 (a)	3,500	3,500
Series 2016 E, 2% 10/15/17	14,900	14,919
Series 2016 G, 4% 11/1/17	27,300	27,429
Series 2017 B, 3% 4/15/18	22,840	23,099
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18	2,800	2,815
Milford Gen. Oblig. BAN 1.5% 11/6/17	6,000	6,004
		82,482
Florida - 3.0%
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.88% 9/5/17, LOC JPMorgan Chase Bank, CP	3,187	3,187
0.9% 10/3/17, LOC JPMorgan Chase Bank, CP	8,653	8,653
0.95% 9/6/17, LOC JPMorgan Chase Bank, CP	35,300	35,300
Miami-Dade County Aviation Rev.:
Bonds:
Series 2007 C, 5.25% 10/1/17 (Pre-Refunded to 10/1/17 @ 100) (b)	20,000	20,068
Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100) (b)	25,240	25,322
Series C:
0.92% 10/10/17, LOC Bank of America NA, CP (b)	20,000	20,000
0.93% 12/4/17, LOC Bank of America NA, CP (b)	20,000	20,000
1.01% 9/7/17, LOC Bank of America NA, CP (b)	20,000	20,000
Miami-Dade County Wtr. & Swr. Rev. Series A1:
0.86% 9/12/17, LOC Barclays Bank PLC, CP	45,300	45,300
0.9% 11/16/17, LOC Barclays Bank PLC, CP	29,500	29,500
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.09%, tender 3/29/18 (a)(e)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.04%, tender 3/29/18 (a)(e)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.09%, tender 3/29/18 (a)(e)	42,015	42,015
		326,445
Georgia - 4.3%
Atlanta Arpt. Rev.:
Series D-1, 1.01% 10/3/17, LOC Bank of America NA, CP	12,897	12,897
Series D-2, 1.04% 10/3/17, LOC Bank of America NA, CP (b)	37,401	37,401
Series D-3, 1.01% 10/3/17, LOC Bank of America NA, CP	2,700	2,700
Series D-4, 1.04% 10/3/17, LOC Bank of America NA, CP (b)	10,646	10,646
Series E-1, 1.01% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,400	6,400
Series E-2:
1.04% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	18,701	18,701
1.05% 10/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	18,701	18,701
Series E-3:
1.01% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,400	1,400
1.02% 10/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,400	1,400
Series E-4:
1.04% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	5,355	5,355
1.05% 10/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	5,354	5,354
1.02% 10/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,400	6,400
Atlanta Wtr. & Wastewtr. Rev. Series A:
1% 10/2/17, LOC PNC Bank NA, CP	29,600	29,600
1% 10/3/17, LOC Wells Fargo Bank NA, CP	3,000	3,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Auth. Gen. Resolution Projs.) Series 85A, 0.91% tender 11/6/17, LOC Barclays Bank PLC, CP mode	13,900	13,900
Series B, 0.94% 9/7/17, LOC PNC Bank NA, CP	27,267	27,267
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	77,760	77,760
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	198,030	198,030
		476,912
Illinois - 0.9%
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series 2008 A:
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	4,235	4,290
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,900	3,950
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	18,250	18,485
Series 16A1, 1% 9/19/17, LOC Bank of America NA, CP (b)	6,700	6,700
Series 16B2, 0.98% 9/20/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,800	2,800
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.09%, tender 3/29/18 (a)(e)	40,850	40,850
Series 12H, 0.95% tender 9/6/17, CP mode	25,085	25,085
		102,160
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2017, 0.84% 9/18/17, LOC JPMorgan Chase Bank, CP	30,100	30,100
Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	30,600	30,600
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.93% tender 10/3/17, CP mode	7,700	7,700
Massachusetts - 0.9%
Massachusetts Gen. Oblig. Bonds Series B, 0.005% x SIFMA Municipal Swap Index 1.27% 2/1/18 (a)(e)(g)	53,300	53,300
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1% tender 9/5/17, CP mode	590	590
1% tender 10/6/17, CP mode	22,300	22,300
Series 1993 A, 1% tender 9/5/17, CP mode	7,250	7,250
Series 93B, 0.98% tender 9/28/17, CP mode	8,800	8,800
Melrose Gen. Oblig. BAN Series 2016, 2% 11/10/17	8,130	8,144
		100,384
Michigan - 0.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.04%, tender 3/29/18 (a)(e)	16,745	16,745
Univ. of Michigan Rev. Series K2:
0.89% 5/1/18, CP	13,700	13,700
0.96% 4/2/18, CP	3,045	3,045
		33,490
Montana - 0.1%
Montana Board of Invt. Bonds:
Series 2007, 1.2%, tender 3/1/18 (a)	6,435	6,435
Series 2013, 1.2%, tender 3/1/18 (a)	2,665	2,665
		9,100
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Bonds Series 2010 C, 5% 1/1/18	2,160	2,188
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.9% 10/3/17, CP	8,300	8,300
0.9% 11/2/17, CP	6,000	6,000
0.92% 9/5/17, CP	8,770	8,770
		25,258
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06A, 0.94% 9/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	12,700	12,700
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 9/11/17, CP mode	15,500	15,500
Series 1990 A:
1.05% tender 10/13/17, CP mode (b)	26,900	26,900
1.07% tender 9/5/17, CP mode (b)	9,300	9,300
Series A1, 1.03% tender 9/7/17, CP mode (b)	23,100	23,100
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,000	2,007
		76,807
New Jersey - 0.8%
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	10,931	11,012
Fairfield TWP NJ BD NTS. BAN Series 2017, 2.25% 6/14/18	5,700	5,749
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	16,200	16,259
New Jersey Econ. Dev. Auth. Rev. Bonds 5% 12/15/17 (Escrowed to Maturity)	4,018	4,062
Paramus BAN Series 2017, 2% 2/16/18	14,697	14,758
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2016, 2% 9/21/17	19,000	19,010
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	19,000	19,043
Upper Saddle River Gen. Oblig. BAN Series 2017, 2% 2/16/18	3,824	3,840
		93,733
New York - 0.5%
Coxsackie Athens N Y Cent School District BAN Series 2017, 2.5% 6/8/18	12,000	12,120
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2003 A, 5% 11/1/17	1,650	1,661
Series 2011 E, 5% 11/1/17	12,350	12,432
New York City Trust For Cultural Bonds Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 0.83%, tender 4/9/18 (a)(e)	8,600	8,600
Starpoint Central School District BAN Series 2017, 2.25% 6/22/18	13,875	13,994
Westchester County Gen. Oblig. BAN Series 2016 A, 2% 12/15/17	6,160	6,175
		54,982
Ohio - 0.3%
American Muni. Pwr. BAN Series 2016, 2% 10/19/17	1,700	1,702
Avon Gen. Oblig. BAN:
Series 2017 A, 2% 9/21/17	1,200	1,201
Series 2017 B, 2% 1/24/18	2,575	2,582
Butler County Gen. Oblig. BAN Series 2017, 2.5% 7/26/18	3,380	3,419
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	3,815	3,831
Independence Gen. Oblig. BAN Series 2016 2, 2% 12/6/17	1,250	1,253
Licking County BAN Series 2017, 2% 5/23/18	1,200	1,207
Marion Gen. Oblig. BAN Series 2017, 2% 9/6/18 (Ohio Gen. Oblig. Guaranteed) (c)	2,489	2,512
Mason Gen. Oblig. BAN Series 2016, 2.5% 5/22/18	4,000	4,034
Mentor Gen. Oblig. BAN Series 2017, 2.25% 1/26/18	2,200	2,208
North Ridgeville Gen. Oblig. BAN Series 2017, 2% 6/18/18	3,700	3,723
Uhrichsville Recreational Facilities BAN Series 2017, 2% 6/28/18 (Ohio Gen. Oblig. Guaranteed)	1,630	1,641
Willoughby BAN Series 2017, 2.25% 5/24/18	4,550	4,583
		33,896
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.14%, tender 3/29/18 (a)(e)	21,105	21,105
Pennsylvania - 0.2%
Philadelphia Arpt. Rev.:
Series B2, 0.98% 9/5/17, LOC PNC Bank NA, CP (b)	8,600	8,600
Series B3, 1.03% 1/30/18, LOC Wells Fargo Bank NA, CP (b)	9,500	9,500
1.04% 10/2/17, LOC Wells Fargo Bank NA, CP (b)	1,500	1,500
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 14B2, 0.85% tender 9/20/17, CP mode	4,100	4,100
		23,700
South Carolina - 0.1%
Spartanburg County School District No. 7 BAN Series 2016 D, 2% 11/15/17	13,275	13,301
Tennessee - 0.4%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
0.93% 11/14/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	15,000	15,000
0.97% 11/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	15,100	15,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1, 0.87% 12/5/17 (Liquidity Facility JPMorgan Chase Bank), CP	15,000	15,000
		45,100
Texas - 4.9%
Austin Elec. Util. Sys. Rev. Series A, 0.85% 10/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	22,885	22,885
Fort Bend Independent School District Series 2017:
0.86% 10/6/17 (Liquidity Facility JPMorgan Chase Bank), CP	3,750	3,750
0.98% 9/21/17 (Liquidity Facility JPMorgan Chase Bank), CP	3,500	3,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.002% x SIFMA Municipal Swap Index 0.99%, tender 3/29/18 (a)(e)	33,900	33,900
Series 16B3, 0.98% tender 9/6/17, CP mode	40,000	40,000
Harris County Metropolitan Trans. Auth.:
Series A1:
0.97% 10/10/17 (Liquidity Facility JPMorgan Chase Bank), CP	18,700	18,700
1% 10/4/17 (Liquidity Facility JPMorgan Chase Bank), CP	18,000	18,000
1% 1/30/18 (Liquidity Facility JPMorgan Chase Bank), CP	16,000	16,000
Series A3, 0.97% 10/10/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,900	7,900
Houston Arpt. Sys. Rev. Series A:
0.92% 10/4/17, LOC Sumitomo Mitsui Banking Corp., CP (b)	12,250	12,250
0.96% 9/19/17, LOC Sumitomo Mitsui Banking Corp., CP (b)	37,500	37,500
Houston Gen. Oblig. Series E1, 0.95% 11/9/17, LOC Citibank NA, CP	3,000	3,000
Lower Colorado River Auth. Rev. Series B, 0.98% 9/5/17, LOC State Street Bank & Trust Co., Boston, CP	13,700	13,700
North Texas Tollway Auth. Rev. Bonds:
Series 2008 F, 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	5,000	5,076
5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	5,255	5,335
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.09%, tender 3/29/18 (a)(e)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.09%, tender 3/29/18 (a)(e)	31,000	31,000
Texas Gen. Oblig. TRAN Series 2017, 4% 8/30/18 (c)	160,420	165,274
Texas Muni. Pwr. Agcy. Rev.:
Bonds Series 2015, 0% 9/1/17 (Escrowed to Maturity)	9,600	9,600
Series 05:
0.85% 9/13/17, LOC Barclays Bank PLC, CP	4,200	4,200
0.86% 9/14/17, LOC Barclays Bank PLC, CP	6,600	6,600
Univ. of Texas Board of Regents Sys. Rev.:
Series A, 0.97% 10/11/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,300	15,300
1.03% 10/2/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	21,200	21,200
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.9% 12/12/17, CP	15,000	15,000
		541,370
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series D, 0.9% 11/21/17, LOC JPMorgan Chase Bank, CP (b)	7,650	7,650
Virginia - 0.2%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.03% tender 9/14/17, CP mode (b)	13,700	13,700
Norfolk Econ. Dev. Auth. Rev. Series 2017, 0.84% 9/18/17, CP	7,100	7,100
		20,800
Washington - 0.2%
Univ. of Washington Univ. Revs. Series 8, 1% 9/5/17, CP	21,100	21,100
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.07% tender 9/5/17, CP mode (b)	11,200	11,200
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 3/1/18 (a)	6,255	6,346
Wisconsin Trans. Rev. Series 13A, 0.97% 10/4/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,130	8,130
		14,476
TOTAL OTHER MUNICIPAL SECURITY
(Cost $2,525,792)		2,525,792
	Shares (000s)	Value (000s)

Investment Company - 0.2%
Fidelity Municipal Cash Central Fund, 0.88% (h)(i)
(Cost $16,926)	16,926	16,926
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $10,821,735)		10,821,735
NET OTHER ASSETS (LIABILITIES) - 2.1%		235,637
NET ASSETS - 100%		$11,057,372

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $532,853,000 or 4.8% of net assets.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,010,000 or 0.5% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,540
Central Florida Expressway Bonds Series RBC E 62, 0.96%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada)	6/28/16 - 8/1/17	$59,730
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.97%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$75,280
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.200% 0.99%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	4/3/09	$17,410
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 0.99%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$15,913
Michigan State Univ. Revs. Bonds Series WF 11 33 C, SIFMA Municipal Swap Index + 0.300% 0.99%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$3,000
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/16	$16,775
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.300% 0.99%, tender 10/5/17 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series RBC E58, 0.002% x SIFMA Municipal Swap Index 0.97%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	3/31/16	$17,695
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,775
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.97%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 3/14/17	$72,700
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 0.97%, tender 1/2/18 (Liquidity Facility Royal Bank of Canada)	7/1/16	$6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	8/11/16 - 11/10/16	$2,600
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 0.99%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.200% 0.96%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada)	11/1/16 - 8/1/17	$15,335
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.370% 1.06%, tender 9/27/17 (Liquidity Facility Wells Fargo Bank NA)	3/30/16 - 8/11/16	$15,090
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.97%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	3/31/16 - 10/3/16	$107,810
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/11/16 - 6/1/17	$28,300
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$12,745

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$3,951
Total	$3,951

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,804,809)	$10,804,809
Fidelity Central Funds (cost $16,926)	16,926
Total Investment in Securities (cost $10,821,735)		$10,821,735
Cash		30
Receivable for investments sold
Regular delivery		341,666
Delayed delivery		60,900
Receivable for fund shares sold		3,098
Interest receivable		16,130
Distributions receivable from Fidelity Central Funds		96
Other receivables		252
Total assets		11,243,907
Liabilities
Payable for investments purchased
Regular delivery	$1,200
Delayed delivery	169,786
Payable for fund shares redeemed	11,314
Distributions payable	187
Accrued management fee	2,408
Other affiliated payables	1,341
Other payables and accrued expenses	299
Total liabilities		186,535
Net Assets		$11,057,372
Net Assets consist of:
Paid in capital		$11,057,727
Distributions in excess of net investment income		(51)
Accumulated undistributed net realized gain (loss) on investments		(304)
Net Assets, for 11,046,149 shares outstanding		$11,057,372
Net Asset Value, offering price and redemption price per share ($11,057,372 ÷ 11,046,149 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Interest		$103,370
Income from Fidelity Central Funds		3,951
Total income		107,321
Expenses
Management fee	$34,440
Transfer agent fees	17,205
Accounting fees and expenses	954
Custodian fees and expenses	97
Independent trustees' fees and expenses	55
Registration fees	80
Audit	48
Legal	46
Miscellaneous	90
Total expenses before reductions	53,015
Expense reductions	(86)	52,929
Net investment income (loss)		54,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(339)
Fidelity Central Funds	35
Total net realized gain (loss)		(304)
Net increase in net assets resulting from operations		$54,088

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,392	$7,782
Net realized gain (loss)	(304)	1,603
Net increase in net assets resulting from operations	54,088	9,385
Distributions to shareholders from net investment income	(54,394)	(7,769)
Distributions to shareholders from net realized gain	(293)	(279)
Total distributions	(54,687)	(8,048)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,076,162	49,657,197
Reinvestment of distributions	52,473	7,508
Cost of shares redeemed	(6,790,111)	(60,933,880)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,661,476)	(11,269,175)
Total increase (decrease) in net assets	(5,662,075)	(11,267,838)
Net Assets
Beginning of period	16,719,447	27,987,285
End of period	$11,057,372	$16,719,447
Other Information
Distributions in excess of net investment income end of period	$(51)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Money Market Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.004	–A	–A	–A	–A
Distributions from net investment income	(.004)	–A	–A	–A	–A
Distributions from net realized gain	–A	–A	–A	–A	–
Total distributions	(.004)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.42%	.04%	.02%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.40%	.41%	.40%	.40%	.41%
Expenses net of fee waivers, if any	.40%	.18%	.06%	.09%	.15%
Expenses net of all reductions	.40%	.18%	.06%	.09%	.15%
Net investment income (loss)	.41%	.03%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$11,057	$16,719	$27,987	$28,648	$28,592

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$10,821,735

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$203
Capital loss carryforward	$(304)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(304)

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Tax-exempt Income	$54,394	$7,769
Long-term Capital Gains	293	279
Total	$54,687	$ 8,048

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .26% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $86.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) (the "Fund") as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 16, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.40%	$1,000.00	$1,002.50	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2017, 100% of the fund's income dividends was free from federal income tax, and 39.87% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMM-ANN-1017
1.538360.120

Item 2.

Code of Ethics

As of the end of the period, August 31, 2017, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

August 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$32,000	$3,100	$2,200	$1,500
Fidelity Municipal Money Market Fund	$39,000	$3,700	$2,200	$1,800

August 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$32,000	$3,200	$2,200	$1,600
Fidelity Municipal Money Market Fund	$39,000	$11,200	$2,200	$4,700

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2017A	August 31, 2016A,B
Audit-Related Fees	$9,815,000	$5,530,000
Tax Fees	$105,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2017A	August 31, 2016A,B
PwC	$12,980,000	$6,550,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2017